Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Upright Investments Trust
Entity Central Index Key	0001058587
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Upright Assets Allocation Plus Fund
Shareholder Report [Line Items]
Fund Name	UPRIGHT ASSETS ALLOCATION PLUS FUND
Class Name	Upright Assets Allocation Plus Fund
Trading Symbol	UPAAX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Upright Assets Allocation Plus Fund – UPAAX (the “Fund”) for the period October 1, 2024 to September 30, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund on the SEC’s website at http://www.sec.gov. You can also request this information by contacting us at 1-973-533-1818.
Additional Information Phone Number	1-973-533-1818
Additional Information Email	http://www.sec.gov.
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Upright Assets Allocation Plus Fund	$225	1.96%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

For the twelve-month period ended September 30, 2025, the Fund significantly outperformed its benchmark index. The Fund generated a total return of 29.25% while the Dow Jones Moderate US Portfolio Index produced a total return of 10.54% over the same period.

The U.S. equity market achieved another year of strong performance in 2025 despite initial market volatility caused by political changes and trade policy doubts and general policy discussions. The S&P 500 Index reached new peak levels because artificial intelligence (“AI”) related companies drove market success while investors maintained their backing for artificial intelligence to boost future productivity. The market data showed no evidence of a speculative bubble but certain market segments experienced brief periods of abnormal price fluctuations. The worldwide market experienced a new AI industrial revolution which caused growth stocks to perform better than value stocks.

Among notable positions, Himax Technologies (HIMX)—a pioneer in silicon photonics—is expected to achieve meaningful technological breakthroughs around 2026–2027, supported by its status as one of TSMC’s few designated experimental partners. TSMC (Taiwan Semiconductor Manufacturing Company) itself remained a critical player in AI chip production, benefiting from robust demand for advanced semiconductor processes. Silicon Motion Technology (SIMO) also remained a favorable holding, with an average acquisition cost below $5 and a positive long-term outlook supported by steady fundamentals.

The Fund’s investments in Direxion Daily Semiconductor Bull 3X Shares (SOXL), Silicon Motion Technology (SIMO), Direxion Daily Dow Jones Internet Bull 3X Shares (WEBL) and Taiwan Semiconductor (TSM) were all contributors to the Fund’s performance during the period.

However, despite these favorable results, the Fund remains cautious amid heightened market volatility and concentrated gains within the AI and semiconductor sectors. As valuations in growth-oriented industries continue to rise, future returns may be more sensitive to shifts in investor sentiment or slower-than-expected earnings growth. The Adviser therefore continues to emphasize disciplined risk management and selective exposure, seeking to balance participation in innovation-driven opportunities with prudent downside protection.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	Since Inception*
Upright Assets Allocation Plus Fund	29.25%	17.56%	7.33%
Dow Jones Moderate US Portfolio Index	10.54%	8.66%	8.01%
Bloomberg Barclays US Gov't/Credit Index	2.67%	-0.61%	1.77%

Net Assets	$ 3,014,183
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 32,420
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$3,014,183	34	0.00%	$32,420

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Himax Technologies, Inc. ADR	11.72%
2.	Direxion Daily Dow Jones Internet Bull 3X Shares	10.72%
3.	Direxion Daily S&P 500 Bull 3X Shares	10.55%
4.	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	9.27%
5.	ProShares UltraPro QQQ ETF	6.86%
6.	Direxion Financial Bull 3X Shares	6.49%
7.	Silicon Motion Technology Corp. ADR	6.29%
8.	AbbVie, Inc.	3.84%
9.	Direxion Small Cap Bull 3X Shares	3.75%
10.	Ase Technology Holding Co. Ltd. ADR	3.68%
	Total % of Net Assets	73.17%

Updated Prospectus Phone Number	1-973-533-1818.
Updated Prospectus Email Address	http://www.sec.gov
Accountant Change Statement [Text Block]

changes in and disagreements with accountants

The Board of Trustees voted unanimously to replace Myron Yang CPA & Associates, PLLC as the auditors of the Fund, effective November 3, 2025. There have been no disagreements with the former auditor during the Fund’s two most recent fiscal years.

Accountant Change Date	Nov. 03, 2025
Upright Growth & Income Fund
Shareholder Report [Line Items]
Fund Name	UPRIGHT GROWTH & INCOME FUND
Class Name	Upright Growth & Income
Trading Symbol	UPDDX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Upright Growth & Income – UPDDX (the “Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund on the SEC’s website at http://www.sec.gov. You can also request this information by contacting us at 1-973-533-1818. This report describes changes to the Fund that occurred during the reporting period.

Additional Information Phone Number	1-973-533-1818
Additional Information Website	http://www.sec.gov
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Upright Growth & Income Fund	$274	2.28%

Expenses Paid, Amount	$ 274
Expense Ratio, Percent	2.28%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

For the twelve-month period ended September 30, 2025, the Fund significantly outperformed its primary benchmark index. The Fund generated a total return of 40.58% while the Dow Jones US Total Stock Market Index produced a total return of 17.43% over the same period.

The U.S. equity market achieved another year of strong performance in 2025 despite initial market volatility caused by political changes and trade policy doubts and general policy discussions. The S&P 500 Index reached new peak levels because artificial intelligence (“AI”) related companies drove market success while investors maintained their backing for artificial intelligence to boost future productivity. The market data showed no evidence of a speculative bubble but certain market segments experienced brief periods of abnormal price fluctuations. The worldwide market experienced a new AI industrial revolution which caused growth stocks to perform better than value stocks.

Among notable positions, Himax Technologies (HIMX)—a pioneer in silicon photonics—is expected to achieve meaningful technological breakthroughs around 2026–2027, supported by its status as one of TSMC’s few designated experimental partners. TSMC (Taiwan Semiconductor Manufacturing Company) itself remained a critical player in AI chip production, benefiting from robust demand for advanced semiconductor processes. Apple Inc. reached successive record highs, underpinned by continued innovation and resilient consumer demand. Teva Pharmaceutical Industries (TEVA) showed encouraging progress, emerging from its most difficult period by improving debt repayment capabilities and moving further away from bankruptcy concerns. Nvidia (NVDA) experienced rapid growth driven by the rise of artificial intelligence (AI) applications, becoming one of the key contributors to the Fund’s overall performance.

The Fund’s investments in Nvidia (NVDA), Direxion Daily Semiconductor Bull 3X Shares (SOXL), Teva Pharmaceutical Industries (TEVA), Direxion Daily Dow Jones Internet Bull 3X Shares (WEBL) and Taiwan Semiconductor (TSM) were all contributors to the Fund’s performance during the period.

However, despite these favorable results, the Fund remains cautious amid heightened market volatility and concentrated gains within the AI and semiconductor sectors. As valuations in growth-oriented industries continue to rise, future returns may be more sensitive to shifts in investor sentiment or slower-than-expected earnings growth. The Adviser therefore continues to emphasize disciplined risk management and selective exposure, seeking to balance participation in innovation-driven opportunities with prudent downside protection.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	Since Inception*
Upright Growth & Income Fund	40.58%	25.44%	12.78%
Dow Jones US Total Stock Market Index	17.43%	15.66%	13.95%
Bloomberg Barclays US Gov't/Credit Index	2.67%	-0.61%	1.77%

Cumulative Performance Comparison of $10,000 Investment

* Inception October 10, 2017

Past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-973-533-1818.

Net Assets	$ 4,234,179
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 51,149
Investment Company, Portfolio Turnover	0.11%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$4,234,179	32	0.11%	$51,149

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	NVIDIA Corp.	26.44%
2.	Himax Technologies, Inc. ADR	10.43%
3.	Direxion Daily Dow Jones Internet Bull 3X Shares	6.87%
4.	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6.60%
5.	Tapestry, Inc.	6.15%
6.	Direxion Financial Bull 3X Shares	5.46%
7.	The Goldman Sachs Group, Inc.	3.76%
8.	Silicon Motion Technology Corp. ADR	3.36%
9.	Teva Pharmaceutical Industries Ltd. ADR	3.34%
10.	AbbVie, Inc.	3.28%
	Total % of Net Assets	75.69%

Material Fund Change [Text Block]

material fund changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus filed on November 20, 2025 or its next prospectus, which we expect to be available by January 28, 2026 at https://sec.gov/ or upon request at 1-973-533-1818.

Additionally, from time to time, the Fund may invest a significant portion of its assets in a single sector, such as the artificial intelligence sector. Accordingly, the Fund is subject to sector risk.

Updated Prospectus Phone Number	1-973-533-1818
Updated Prospectus Web Address	http://www.sec.gov
Accountant Change Statement [Text Block]

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

The Board of Trustees voted unanimously to replace Myron Yang CPA & Associates, PLLC as the auditor of the Fund, effective November 3, 2025. There have been no disagreements with the former auditor during the Fund’s two most recent fiscal years.

Accountant Change Date	Nov. 03, 2025
Upright Growth Fund
Shareholder Report [Line Items]
Fund Name	UPRIGHT GROWTH FUND
Class Name	Upright Growth Fund
Trading Symbol	UPUPX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Upright Growth Fund – UPUPX (the “Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund on the SEC’s website at http://www.sec.gov. You can also request this information by contacting us at 1-973-533-1818. This report describes changes to the Fund that occurred during the reporting period.

Additional Information Phone Number	1-973-533-1818
Additional Information Website	http://www.sec.gov
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Upright Growth Fund	$267	2.29%

Expenses Paid, Amount	$ 267
Expense Ratio, Percent	2.29%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

For the twelve-month period ended September 30, 2025, the Fund delivered a solid absolute return of 33.16%, far exceeded its primary benchmark, the S&P 500® Index, which gained 17.60% over the same period. The Fund’s medium-to-long-term track record remains strong, with a five-year total return of 19.33%, slightly exceeding the S&P 500® Index’s 16.46% return. This longer-term outperformance underscores the Fund’s disciplined investment approach and its ability to capture growth opportunities through multiple market cycles.

The U.S. equity market achieved another year of strong performance in 2025 despite initial market volatility caused by political changes and trade policy doubts and general policy discussions. The S&P 500 Index reached new peak levels because artificial intelligence (“AI”) related companies drove market success while investors maintained their backing for artificial intelligence to boost future productivity. The market data showed no evidence of a speculative bubble but certain market segments experienced brief periods of abnormal price fluctuations. The worldwide market experienced a new AI industrial revolution which caused growth stocks to perform better than value stocks.

Among notable positions, Himax Technologies (HIMX)—a pioneer in silicon photonics—is expected to achieve meaningful technological breakthroughs around 2026–2027, supported by its status as one of TSMC’s few designated experimental partners. TSMC (Taiwan Semiconductor Manufacturing Company) itself remained a critical player in AI chip production, benefiting from robust demand for advanced semiconductor processes. Apple Inc. reached successive record highs, underpinned by continued innovation and resilient consumer demand. Teva Pharmaceutical Industries (TEVA) showed encouraging progress, emerging from its most difficult period by improving debt repayment capabilities and moving further away from bankruptcy concerns.

Silicon Motion Technology (SIMO) also remained a favorable holding, with an average acquisition cost below $5 and a positive long-term outlook supported by steady fundamentals.

The Fund’s investments in Apple (AAPL), Morgan Stanley Institutional Liquidity Government Advisory (MAYXX), Teva Pharmaceutical Industries (TEVA), Silicon Motion Technology (SIMO), Direxion Daily Dow Jones Internet Bull 3X Shares (WEBL) and Taiwan Semiconductor (TSM) were all contributors to the Fund’s performance during the period.

The Adviser remains constructive on the long-term growth potential of these industries but acknowledges that near-term valuations appear stretched following a period of exceptional momentum. As such, the Fund continues to maintain a balanced positioning—participating in innovation-driven opportunities while exercising caution through disciplined risk management and diversified exposure across sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years
Upright Growth Fund	33.16%	19.33%	4.62%
S&P 500 Index	17.60%	16.46%	15.29%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-973-533-1818.

Net Assets	$ 24,209,870
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 321,024
Investment Company, Portfolio Turnover	5.82%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$24,209,870	32	5.82%	$321,024

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Himax Technologies, Inc. ADR	24.48%
2.	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	19.61%
3.	Fidelity Institutional Money Market - Treasury Portfolio Class III	8.26%
4.	Apple, Inc.	6.52%
5.	Morgan Stanley Institutional Liquidity Fund Government Portfolio	6.06%
6.	Teva Pharmaceutical Industries Ltd. ADR	5.52%
7.	Silicon Motion Technology Corp. ADR	5.09%
8.	Direxion Daily Dow Jones Internet Bull 3X Shares	2.94%
9.	AbbVie, Inc.	2.30%
10.	Alphabet Inc. Class C	2.01%
	Total % of Net Assets	82.79%

Material Fund Change [Text Block]

material changes to the fund

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus filed on November 20, 2025 or its next prospectus, which we expect to be available by January 28, 2026 at https://sec.gov/ or upon request at 1-973-533-1818.

Under normal circumstances, the Fund invests more than 25% of the value of its total assets in instruments issues by companies in the semiconductors industry. Accordingly, the Fund is subject to the semiconductors industry concentration risk.

Updated Prospectus Phone Number	1-973-533-1818
Updated Prospectus Web Address	http://www.sec.gov
Accountant Change Statement [Text Block]

changes in and disagreements with accountants

The Board of Trustees voted unanimously to replace Myron Yang CPA & Associates, PLLC as the auditor of the Fund, effective November 3, 2025. There have been no disagreements with the former auditor during the Fund’s two most recent fiscal years.

Accountant Change Date	Nov. 03, 2025